REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Changes to contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes to contract liabilities
Beginning balance	€ 17,931	€ 30,569	€ 25,682
Sales revenues included in contractual liabilities at the beginning of the period	(17,769)	(30,406)	(25,682)
Increase in Contract Liabilities Attributable to Customer Payments Received	11,121	17,769	30,569
Ending balance	€ 11,284	€ 17,931	€ 30,569